World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2013

Dates Covered
Collections Period	12/01/13 - 12/31/13
Interest Accrual Period	12/16/13 - 01/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/13	714,177,441.17	31,416
Yield Supplement Overcollateralization Amount at 11/30/13	27,247,500.55	0
Receivables Balance at 11/30/13	741,424,941.72	31,416
Principal Payments	17,213,191.59	262
Defaulted Receivables	756,947.63	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/13	26,184,880.47	0
Pool Balance at 12/31/13	697,269,922.03	31,126

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	7,652,140.65	387
Past Due 61-90 days	1,618,371.32	82
Past Due 91 + days	288,556.15	16
Total	9,559,068.12	485

Total 31+ Delinquent as % Ending Pool Balance	1.37%

Recoveries	367,683.01

Aggregate Net Losses/(Gains) - December 2013	389,264.62

Overcollateralization Target Amount	31,377,146.49
Actual Overcollateralization	24,596,769.54

Weighted Average APR	3.69%
Weighted Average APR, Yield Adjusted	5.31%
Weighted Average Remaining Term	61.66

Flow of Funds	$ Amount

Collections	19,702,968.05
Advances	11,362.28
Investment Earnings on Cash Accounts	2,464.70
Servicing Fee	(617,854.12)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,098,940.91

Distributions of Available Funds
(1) Class A Interest	396,398.93
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,680,169.08
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,098,940.91

Servicing Fee	617,854.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 12/16/13	691,353,321.57
Principal Paid	18,680,169.08
Note Balance @ 01/15/14	672,673,152.49

Class A-1
Note Balance @ 12/16/13	96,068,321.57
Principal Paid	18,680,169.08
Note Balance @ 01/15/14	77,388,152.49
Note Factor @ 01/15/14	51.9383574%

Class A-2
Note Balance @ 12/16/13	235,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	235,000,000.00
Note Factor @ 01/15/14	100.0000000%

Class A-3
Note Balance @ 12/16/13	235,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	235,000,000.00
Note Factor @ 01/15/14	100.0000000%

Class A-4
Note Balance @ 12/16/13	109,676,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	109,676,000.00
Note Factor @ 01/15/14	100.0000000%

Class B
Note Balance @ 12/16/13	15,609,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	15,609,000.00
Note Factor @ 01/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	418,771.83
Total Principal Paid	18,680,169.08
Total Paid	19,098,940.91

Class A-1
Coupon	0.24000%
Interest Paid	19,213.66
Principal Paid	18,680,169.08
Total Paid to A-1 Holders	18,699,382.74

Class A-2
Coupon	0.48000%
Interest Paid	94,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	94,000.00

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5626498
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.0981399
Total Distribution Amount	25.6607897

A-1 Interest Distribution Amount	0.1289507
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	125.3702623
Total A-1 Distribution Amount	125.4992130

A-2 Interest Distribution Amount	0.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.4000000

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/13	76,973.28
Balance as of 12/31/13	88,335.56
Change	11,362.28

Reserve Account
Balance as of 12/16/13	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 01/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61